Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Agriculture	$10,923	$10,959	$11,682
Construction	2,170	2,768	3,021
Commercial and Specialty Vehicles	9,421	10,439	10,939
Powertrain	3,629	4,117	4,565
Eliminations and Other	(1,858)	(2,134)	(2,376)
Total Industrial Activities	24,285	26,149	27,831
Financial Services	1,823	2,011	1,989
Eliminations and Other	(76)	(81)	(114)
Total Revenues	$26,032	$28,079	$29,706
The following highlights revenues earned from external customers in the rest of the world by destination:

	2020	2019	2018
	(in millions)
United States	$5,191	$5,610	$5,719
Italy	2,673	3,253	3,383
France	2,840	3,030	2,994
Brazil	1,937	2,105	2,093
Germany	1,765	1,875	2,062
Canada	941	1,087	1,124
Australia	824	739	929
Spain	751	987	1,084
Argentina	522	509	524
Poland	576	604	658
Other	7,235	7,392	8,130
Total Revenues from external customers in the rest of world	$25,255	$27,191	$28,700

Summary of disaggregation of revenue
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Revenues from:
Sales of goods	$23,333	$25,103	$26,838
Rendering of services and other revenues	637	660	527
Rents and other income on assets sold with a buy-back commitment	315	386	466
Revenues from sales of goods and services	$24,285	$26,149	$27,831
Finance and interest income	988	1,164	1,115
Rents and other income on operating lease	759	766	760
Finance, interest and other income	$1,747	$1,930	$1,875
Total Revenues	$26,032	$28,079	$29,706